Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

24. OTHER CURRENT LIABILITIES

Other current liabilities consisted of the following:

As at	December 31	December 31
millions of Canadian dollars	2017	2016
Accrued charges	$134	$137
Accrued interest on long-term debt	78	96
Income tax payable	1	19
Accrued pension liability	41	58
Sales and other taxes payable	11	16
Emission credits obligations (1)	21	10
Other	64	22
	$350	$358
(1) Throughout the three-year compliance period associated with the Regional Greenhouse Gas Initiative for carbon dioxide emissions, an obligation is recognized as gas is burned, measured at the cost to acquire credits for the related emissions. Emission credits are capitalized to inventory (note 13) when purchased and subsequently applied against the emission liabilities at the end of each compliance period.